FINANCIAL INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Financial Income (Expense), Net
	Year ended December 31,
	2021	2020	2019

Financial income:
Interest income	$539	$287	$624
Change in fair value of SWAP	-	-	380
Other	-	45	147
	$539	$332	$1,151

Financial expense:
Foreign currency translation losses	$(528)	$(1,537)	$(950)
Interest expense on debts	(119)	(1,045)	(2,334)
Change in fair value of convertible debt	-	-	(600)
Bank charges and other	(473)	(388)	(737)
	$(1,120)	$(2,970)	$(4,621)

Financial expense, net	$(581)	$(2,638)	$(3,470)